INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP - Movement in investment (Details)	7 Months Ended		12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($)
INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP
Share of loss from operations of associate during the period			$ (795,995)
Net Carrying amount - December 31, 2023	$ 2,861,250	$ 2,861,250	2,861,250
Kirkland Lake Discoveries Corp
INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP
Net Carrying amount - May 25, 2023		4,657,482
Share of loss from operations of associate during the period	(795,995)	(795,995)
Impairment of equity investment	(1,000,237)	(1,000,237)
Net Carrying amount - December 31, 2023	2,861,250	2,861,250	2,861,250
Estimated fair value based on the market price of the shares	$ 2,861,250	$ 2,861,250	$ 2,861,250